Stock-Based Compensation - Schedule of Restricted Stock Unit Activity (Detail) - Restricted Stock Units $ / shares in Units, $ in Millions	9 Months Ended
Sep. 30, 2017 USD ($) $ / shares shares
Number of Shares
Non-vested outstanding at December 31, 2016 | shares	0
Granted | shares	47,855
Vested | shares	(4,930)
Canceled | shares	0
Non-vested outstanding at September 30, 2017 | shares	42,925
Weighted Average Grant Date Fair Value
Non-vested outstanding at December 31, 2016 | $ / shares	$ 0.00
Granted | $ / shares	20.38
Vested | $ / shares	20.24
Canceled | $ / shares	0.00
Non-vested outstanding at September 30, 2017 | $ / shares	$ 20.40
Total unrecognized compensation cost related to unvested restricted stock units | $	$ 0.8
Weighted average remaining vesting period	2 years 8 months 12 days